INCOME TAXES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 02, 2011
Income Taxes [Line Items]
Operating loss carryback period pursuant to The Worker, Homeownership, and Business Assistance Act of 2009	5 years
Alternative minimum tax recovered under The Worker, Homeownership, and Business Assistance Act of 2009		$ 625
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards	87,819
Valuation Allowance [Abstract]
Amount excluded from valuation allowance	21,000
State Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards	70,890
Capital Loss Carryforward | Canada Revenue Agency (CRA)
Income Taxes [Line Items]
Capital loss carryforwards	126,579
Capital Loss Carryforward | Internal Revenue Service (IRS)
Income Taxes [Line Items]
Capital loss carryforwards	$ 2,425